Related Party Transactions (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Feb. 09, 2024	Dec. 01, 2023	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 15, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2024	Jan. 05, 2024	Jan. 02, 2024	Nov. 27, 2023	Oct. 01, 2023	Sep. 29, 2023	Aug. 31, 2023	Aug. 10, 2023	Feb. 21, 2023	Mar. 10, 2022
Debt Instrument, Description							(1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provided for certain affirmative covenants, including certain financial reporting obligations. On December 1, 2023, Renew purchased all of the notes held by B. Riley and assumed the role of agent under the Note Purchase Agreement, and also purchased all of the common stock held by B. Riley.		(1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provide for certain affirmative covenants, including certain financial reporting obligations.
Stock Issued During Period, Value, Issued for Services										$ 184,000
Debt Instrument, Face Amount									$ 110,691,000
Debt Instrument, Periodic Payment, Principal							$ 102,691,000		102,691,000
Debt Instrument, Increase, Accrued Interest									$ 583,000	652,000
Stock Issued During Period, Shares, New Issues	5,000,000
Stock Issued During Period, Value, New Issues							12,000,000			30,490,000
Sale of Stock, Price Per Share																				$ 8.25
Debt Instrument, Fee Amount											$ 3,448,000
Proceeds from Issuance of Private Placement							$ 12,000,000
Stock Repurchased During Period, Value
Preferred Stock, Par or Stated Value Per Share	$ 0.0001						$ 0.01		$ 0.01
Share Price	$ 5.00								$ 2.38
General and administrative expenses							$ 10,135,000	12,975,000		53,499,000
Interest expense							4,339,000	4,182,000	$ 17,965,000	11,428,000
Fixed asset					$ 735,000		261,000		328,000	735,000
Bridge Media Networks L L C [Member]
Broadcasting expenses							445,000	89,000	719,000	0
General and administrative expenses							3,962,000	2,250,000	13,804,000	284,000
Advertising expenses							82,000	9,000	598,000	2,000
Consulting expenses							3,000	0	345,000	0
Payroll expenses							2,400,000	1,100,000	6,900,000
Interest expense							(38,000)	(8,000)	512,000
Unbilled revenue								300,000	213,000
Payment for consideration										1,000,000.0
Fixed asset					3,716,000		9,566,000		9,128,000	3,716,000
Net current assets and liabilities					100,000					100,000
Bridge Media Networks L L C [Member] | General and Administrative Expense [Member]
Service fees charged							321,000	61,000	533,000	25,000
Advertising expenses									118,000	$ 0
Restricted Stock [Member]
Stock Issued During Period, Shares, Issued for Services						764
Sale of Stock, Price Per Share						$ 88.00
Repurchased value						$ 67,000
Stock Repurchased During Period, Shares										26,214
Mr. Edmonson [Member] | Restricted Stock [Member]
Stock Repurchased During Period, Value									$ 269,000
Stock Repurchased During Period, Shares									3,056
Related Party [Member] | Bridge Media Networks L L C [Member]
Revenues							2,300,000	372,000	$ 4,500,000	$ 0
Fixed asset			$ 385,000	$ 385,000	3,700,000			385,000	369,000	$ 3,700,000
Cash			1,700,000	1,700,000				$ 1,700,000	16,700,000
Simplify Inventions LLC [Member] | Bridge Media Networks L L C [Member]
Cash and non-cash contributions									35,300,000
Cash contributions									1,800,000
Conversion of revolving promissory note									26,300,000
Interest expense									499,000
Stock Purchase Agreements [Member]
Proceeds from Issuance of Private Placement			$ 1,232,000	$ 11,211,000
Stock Purchase Agreements [Member] | H Hunt Allred [Member]
Stock Issued During Period, Shares, New Issues			64,000
Stock Issued During Period, Value, New Issues			$ 248,000
Stock Purchase Agreements [Member] | One Eighty Degree Capital Corp [Member]
Stock Issued During Period, Shares, New Issues			195,529
Stock Issued During Period, Value, New Issues			$ 759,000
Stock Purchase Agreements [Member] | One Eighty Degree Capital Corp [Member] | Minimum [Member]
Ownership percentage			5.00%	5.00%				5.00%
Stock Purchase Agreements [Member] | Daniel Shribman [Member]
Stock Issued During Period, Shares, New Issues			25,773
Stock Issued During Period, Value, New Issues			$ 100,000
Stock Purchase Agreements [Member] | Ross Levinsohn [Member]
Stock Issued During Period, Shares, New Issues			25,773
Stock Issued During Period, Value, New Issues			$ 100,000
Stock Purchase Agreements [Member] | Paul Edmonson [Member]
Stock Issued During Period, Shares, New Issues			6,443
Stock Issued During Period, Value, New Issues			$ 25,000
Arena Loan Agreement [Member]
Debt Instrument, Face Amount							110,691,000		110,691,000			$ 2,797,000
Interest Costs Incurred							2,798,000
Accounts Payable and Accrued Liabilities							5,595,000
2023 Notes [Member]
Debt Instrument, Face Amount							8,000,000
Transaction Agreement [Member]
Stock Issued During Period, Shares, New Issues	25,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Share Price	$ 1,000.00
Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues	60,000
Shares outstanding percentage	79.00%
Share Price	$ 3.86
Business Combination, Consideration Transferred, Other	$ 20,000,000
Line of Credit Facility, Commitment Fee Percentage	1.50%
Outstanding percentage	6.00%
Employee Sharing Agreement [Member] | Bridge Media Networks L L C [Member]
General and administrative expenses							$ 2,500,000	$ 1,100,000	6,900,000
BRiley Financial Inc [Member]
Debt Instrument, Face Amount									$ 36,000,000
Allred Trust HHA [Member] | Stock Purchase Agreements [Member]
Stock Issued During Period, Shares, New Issues			32,000
Allred Trust NLA [Member] | Stock Purchase Agreements [Member]
Stock Issued During Period, Shares, New Issues			32,000
Series H Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share									$ 1,000
Private Placement [Member]
Shares outstanding percentage							54.30%
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services										14,617
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Shares, New Issues							5,555,555			4,181,603
Stock Issued During Period, Value, New Issues							$ 56,000			$ 42,000
Stock Repurchased During Period, Value
Stock Repurchased During Period, Shares										(26,214)
Business Combination, Price of Acquisition, Expected	$ 25,000,000
Preferred Stock [Member] | Transaction Agreement [Member]
Business Combination, Price of Acquisition, Expected	$ 25,000,000
B Riley [Member]
Debt Instrument, Face Amount														$ 2,000,000		$ 1,000,000	$ 5,000,000
Debt Instrument, Periodic Payment, Principal					204,000			2,998,000	$ 9,068,000	$ 7,132,000
Debt Instrument, Increase, Accrued Interest									2,797,000
Interest amount due									2,797,000
Debt Instrument, Fee Amount			$ 2,440,000	$ 2,440,000	$ 2,440,000			$ 2,440,000	357,000	$ 2,440,000
B Riley [Member] | Series H Convertible Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Price																		$ 7.26
Convertible Preferred Stock, Shares Issued upon Conversion																		134,550
B Riley [Member] | Direct Offering [Member]
Sale of Stock, Price Per Share			$ 3.88	$ 3.88				$ 3.88
B Riley [Member] | Common Stock [Member] | Direct Offering [Member]
Stock Issued During Period, Shares, New Issues			1,009,021
Stock Issued During Period, Value, New Issues			$ 3,915,000
Purchasers [Member] | Stock Purchase Agreements [Member]
Sale of Stock, Price Per Share			$ 3.88	$ 3.88				3.88
Sale of Stock, Number of Shares Issued in Transaction			317,518	2,963,918
Proceeds from Issuance of Private Placement				$ 11,500,000
Shares Issued, Price Per Share			$ 3.88	$ 3.88				$ 3.88
Employees [Member] | Employee Sharing Agreement [Member] | Bridge Media Networks L L C [Member]
General and administrative expenses							40,000	$ 9,000	$ 79,000
B Riley FBR Inc [Member]
Stock Issued During Period, Shares, Issued for Services		10,512,236
Stock Issued During Period, Value, Issued for Services		$ 30,485,000
Debt Instrument, Face Amount		$ 110,691
Revolving Promissory Note [Member] | Simplify Inventions LLC [Member] | Bridge Media Networks L L C [Member]
Interest rate percentage													6.00%						6.00%
Interest expense							21,000
Notes payable							$ 2,700,000
Revolving Promissory Note [Member] | Debt Contribution Agreement [Member] | Simplify Inventions LLC [Member] | Bridge Media Networks L L C [Member]
Debt converted into equity															$ 26,300,000